Investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Carrying amount of non-marketable equity securities without readily determinable fair value	¥ 6,661	¥ 8,559
Time deposits with original maturities of more than three months	1,213	71
Canon's share of net earnings in affiliated companies accounted for by the equity method, included in other income (deductions)	1,396	(994)	¥ (311)
Short-term Investments [Member]
Held to maturity debt securities current after allowance for credit loss	¥ 2,164	¥ 0